Long-Term Debt, net - Annual loan principal payments (Details) $ in Thousands	Jun. 30, 2026 USD ($)
Total [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 106,267
First Citizens Bank & Trust Company (formerly known as CIT Bank N.A.) [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	34,622
Marguerite Maritime S.A. [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	20,640
SK Shipholding S.A. / Daxos Maritime Limited [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	25,903
Shankyo Shoji Co. Ltd. and Greatsail Shipping S.A. [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	23,702
SK Shipholding S.A. / Olympia Shipholding S.A. [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,400
Not later than one year [member] | Total [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	8,137
Not later than one year [member] | First Citizens Bank & Trust Company (formerly known as CIT Bank N.A.) [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	4,984
Not later than one year [member] | Marguerite Maritime S.A. [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,180
Not later than one year [member] | SK Shipholding S.A. / Daxos Maritime Limited [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,095
Not later than one year [member] | Shankyo Shoji Co. Ltd. and Greatsail Shipping S.A. [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	821
Not later than one year [member] | SK Shipholding S.A. / Olympia Shipholding S.A. [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	57
Later than one year and not later than two years [member] | Total [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	32,927
Later than one year and not later than two years [member] | First Citizens Bank & Trust Company (formerly known as CIT Bank N.A.) [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	29,638
Later than one year and not later than two years [member] | Marguerite Maritime S.A. [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,180
Later than one year and not later than two years [member] | SK Shipholding S.A. / Daxos Maritime Limited [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,162
Later than one year and not later than two years [member] | Shankyo Shoji Co. Ltd. and Greatsail Shipping S.A. [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	885
Later than one year and not later than two years [member] | SK Shipholding S.A. / Olympia Shipholding S.A. [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	62
Later than two years and not later than three years [member] | Total [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	20,441
Later than two years and not later than three years [member] | First Citizens Bank & Trust Company (formerly known as CIT Bank N.A.) [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Later than two years and not later than three years [member] | Marguerite Maritime S.A. [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	18,280
Later than two years and not later than three years [member] | SK Shipholding S.A. / Daxos Maritime Limited [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,168
Later than two years and not later than three years [member] | Shankyo Shoji Co. Ltd. and Greatsail Shipping S.A. [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	931
Later than two years and not later than three years [member] | SK Shipholding S.A. / Olympia Shipholding S.A. [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	62
Later than three years and not later than four years [member] | Total [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	2,258
Later than three years and not later than four years [member] | First Citizens Bank & Trust Company (formerly known as CIT Bank N.A.) [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Later than three years and not later than four years [member] | Marguerite Maritime S.A. [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Later than three years and not later than four years [member] | SK Shipholding S.A. / Daxos Maritime Limited [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,201
Later than three years and not later than four years [member] | Shankyo Shoji Co. Ltd. and Greatsail Shipping S.A. [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	995
Later than three years and not later than four years [member] | SK Shipholding S.A. / Olympia Shipholding S.A. [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	62
Later than four years and not later than five years [member] | Total [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	42,504
Later than four years and not later than five years [member] | First Citizens Bank & Trust Company (formerly known as CIT Bank N.A.) [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Later than four years and not later than five years [member] | Marguerite Maritime S.A. [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Later than four years and not later than five years [member] | SK Shipholding S.A. / Daxos Maritime Limited [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	21,277
Later than four years and not later than five years [member] | Shankyo Shoji Co. Ltd. and Greatsail Shipping S.A. [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	20,070
Later than four years and not later than five years [member] | SK Shipholding S.A. / Olympia Shipholding S.A. [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,157